Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (7,179,742)	$ (1,100,344)	¥ (6,967,603)	¥ (10,217,125)
Deemed distribution to certain holders of convertible preferred shares | ¥				(80,496)
Net loss attributable to ordinary shareholders	¥ (7,179,742)	$ (1,100,344)	¥ (6,967,603)	¥ (10,297,621)
Denominator:
Weighted-average number of ordinary shares outstanding-basic and diluted	4,768,343,000	4,768,343,000	4,627,278,000	2,968,320,000
Loss per share-basic and diluted | (per share)	¥ (1.51)	$ (0.23)	¥ (1.51)	¥ (3.47)
Shares issued to depository bank (in shares)	12,650,000	12,650,000
Shares settled	5,518,128	5,518,128
Escrow Shares Settled	7,131,872	7,131,872
Ordinary shares
Denominator:
Shares issued to depository bank (in shares)	12,050,000	12,050,000	600,000